SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Canada — 1.0%
Canadian Natural Resources Ltd	100,620	$2,767
Magna International Inc	30,687	1,494

		4,261

China — 0.5%
Alibaba Group Holding Ltd ADR *	12,726	2,322

Ireland — 1.0%
Accenture PLC, Cl A	11,297	1,989
Ingersoll-Rand PLC	7,234	781
Jazz Pharmaceuticals PLC *	3,490	499
Medtronic PLC	12,549	1,143
Perrigo Co PLC	4,370	210

		4,622

Netherlands — 0.6%
Royal Dutch Shell PLC ADR, Cl A	40,917	2,561

Switzerland — 0.1%
Garmin Ltd	2,934	253

United Kingdom — 0.8%
Aon PLC	2,642	451
BP PLC ADR	69,591	3,043

		3,494

United States — 90.8%

Communication Services — 7.4%
Activision Blizzard Inc	6,286	286
Alphabet Inc, Cl A *	3,332	3,921
Alphabet Inc, Cl C *	4,364	5,120
AT&T Inc	133,201	4,177
CenturyLink Inc	13,252	159
Charter Communications Inc, Cl A *	1,656	574
Cinemark Holdings Inc	5,983	239
Comcast Corp, Cl A	54,335	2,172
Electronic Arts Inc *	2,476	252
Facebook Inc, Cl A *	39,957	6,660
Fox Corp *	1,372	50
Interpublic Group of Cos Inc/The	8,487	178
John Wiley & Sons Inc, Cl A	3,657	162
Liberty Media Corp-Liberty Formula One, Cl C *	7,143	250
Live Nation Entertainment Inc *	3,793	241
Omnicom Group Inc	32,269	2,355
Sprint Corp *	31,627	179
Take-Two Interactive Software Inc *	5,045	476
T-Mobile US Inc *	3,993	276
Twitter Inc *	6,144	202
Verizon Communications Inc	36,358	2,150
Viacom Inc, Cl B	7,351	206
Walt Disney Co/The	17,493	1,942
Zayo Group Holdings Inc *	6,376	181

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zillow Group Inc, Cl C *	5,633	$196

		32,604

Consumer Discretionary — 11.7%
Amazon.com Inc *	6,645	11,833
Aramark	6,162	182
AutoZone Inc *	240	246
Best Buy Co Inc	3,307	235
Booking Holdings Inc *	312	544
BorgWarner Inc	4,528	174
Burlington Stores Inc *	1,183	185
Carnival Corp	11,633	590
Chipotle Mexican Grill Inc, Cl A *	348	247
Delphi Automotive PLC *	3,490	277
Dollar General Corp	27,284	3,255
Dollar Tree Inc *	6,900	725
Domino’s Pizza Inc	716	185
DR Horton Inc	26,150	1,082
Dunkin’ Brands Group Inc	3,976	299
eBay Inc	22,867	849
Etsy Inc *	2,866	193
Floor & Decor Holdings Inc, Cl A *	4,282	177
Ford Motor Co	17,445	153
Gap Inc/The	8,437	221
Garrett Motion Inc *	269	4
General Motors Co	81,019	3,006
Goodyear Tire & Rubber Co/The	10,034	182
GrubHub Inc *	2,525	175
Hanesbrands Inc	13,319	238
Hasbro Inc	2,632	224
Hilton Worldwide Holdings Inc	7,416	616
Home Depot Inc/The	11,084	2,127
Hyatt Hotels Corp, Cl A	2,635	191
Kohl’s Corp	3,278	225
L Brands Inc	5,950	164
Lear Corp	1,457	198
Lennar Corp, Cl A	4,413	217
LKQ Corp *	7,742	220
Lowe’s Cos Inc	36,087	3,950
Macy’s Inc	6,143	148
Madison Square Garden Co/The *	708	208
Marriott International Inc/MD, Cl A	5,030	629
McDonald’s Corp	4,567	867
Mohawk Industries Inc *	8,137	1,026
Netflix Inc *	6,593	2,351
Newell Brands Inc	9,871	151
NIKE Inc, Cl B	15,061	1,268
Nordstrom Inc	3,866	172
Norwegian Cruise Line Holdings Ltd *	17,827	980
PulteGroup Inc	26,308	736
PVH Corp	1,776	217
Qurate Retail Inc *	9,266	148

New Covenant Funds / Quarterly Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ross Stores Inc	27,245	$2,537
Royal Caribbean Cruises Ltd	8,804	1,009
Starbucks Corp	16,265	1,209
Tapestry Inc	5,244	170
Target Corp	5,064	406
Tesla Inc *	1,323	370
Tiffany & Co	2,287	241
TJX Cos Inc/The	10,174	541
Toll Brothers Inc	5,495	199
Tractor Supply Co	2,377	232
Ulta Beauty Inc *	695	242
Vail Resorts Inc	3,137	682
VF Corp	4,023	350
Visteon Corp *	2,090	141
Wendy’s Co/The	14,280	255
Williams-Sonoma Inc	3,319	187
Wyndham Destinations Inc	4,669	189
Wyndham Hotels & Resorts Inc	3,409	170
Yum! Brands Inc	2,160	216

		51,636

Consumer Staples — 6.4%
Bunge Ltd	4,239	225
Campbell Soup Co	10,354	395
Church & Dwight Co Inc	3,000	214
Clorox Co/The	3,366	540
Coca-Cola Co/The	62,937	2,949
Colgate-Palmolive Co	14,526	996
Conagra Brands Inc	71,021	1,970
Costco Wholesale Corp	1,787	433
Estee Lauder Cos Inc/The, Cl A	1,768	293
General Mills Inc	14,868	769
Hershey Co/The	2,295	264
Hormel Foods Corp	4,797	215
Ingredion Inc	4,915	465
JM Smucker Co/The	26,342	3,069
Kellogg Co	6,713	385
Keurig Dr Pepper Inc	38,334	1,072
Kimberly-Clark Corp	6,484	803
Kraft Heinz Co/The	4,224	138
Kroger Co/The	95,373	2,346
McCormick & Co Inc/MD	4,096	617
Mondelez International Inc, Cl A	11,943	596
Monster Beverage Corp *	14,085	769
PepsiCo Inc	23,849	2,923
Post Holdings Inc *	2,187	239
Procter & Gamble Co/The	26,307	2,737
Sysco Corp	8,925	596
Tyson Foods Inc, Cl A	15,544	1,079
Walgreens Boots Alliance Inc	4,058	257
Walmart Inc	10,031	978

		28,332

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 4.8%
Anadarko Petroleum Corp	4,290	$195
Apache Corp	4,822	167
Apergy Corp *	5,586	229
Baker Hughes a GE Co, Cl A	7,765	215
Cheniere Energy Inc *	3,759	257
Chevron Corp	36,927	4,549
Concho Resources Inc	1,695	188
ConocoPhillips	23,869	1,593
Devon Energy Corp	11,621	367
Diamondback Energy Inc	1,805	183
EOG Resources Inc	2,452	233
EQT Corp	2,732	57
Equitrans Midstream Corp	2,185	48
Exxon Mobil Corp	30,329	2,451
Halliburton Co	27,115	794
Helmerich & Payne Inc	3,863	215
Hess Corp	4,875	294
HollyFrontier Corp	3,119	154
Kinder Morgan Inc/DE	39,481	790
Kosmos Energy Ltd	39,574	247
Marathon Oil Corp	10,930	183
Marathon Petroleum Corp	7,000	419
Noble Energy Inc	6,179	153
Occidental Petroleum Corp	43,318	2,868
ONEOK Inc	3,505	245
Phillips 66	2,127	202
Pioneer Natural Resources Co	1,910	291
Royal Dutch Shell PLC ADR, Cl B	7,608	487
Schlumberger Ltd	65,863	2,870
Valero Energy Corp	2,311	196
Weatherford International PLC *	53,775	38
Williams Cos Inc/The	7,538	216

		21,394

Financials — 12.6%
Aflac Inc	66,350	3,318
Allstate Corp/The	3,458	326
American Express Co	2,173	238
American International Group Inc	4,697	202
Ameriprise Financial Inc	1,604	205
Arthur J Gallagher & Co	2,717	212
AXA Equitable Holdings Inc	16,970	342
Banco Santander SA ADR	219,243	1,015
Bank of America Corp	166,804	4,602
Bank of New York Mellon Corp/The	12,656	638
Bank OZK	5,311	154
Berkshire Hathaway Inc, Cl B *	21,195	4,258
BlackRock Inc, Cl A	490	209
Blackstone Group LP/The (A)	40,664	1,422
Brighthouse Financial Inc *	3,743	136
Capital One Financial Corp	2,520	206

2	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles Schwab Corp/The	4,340	$186
Chubb Ltd	1,525	214
Citigroup Inc	87,428	5,440
CME Group Inc, Cl A	2,953	486
CNA Financial Corp	6,454	280
Cullen/Frost Bankers Inc	5,108	496
Digital Realty Trust Inc ‡	1,874	223
Discover Financial Services	3,009	214
E*TRADE Financial Corp	8,195	380
First Republic Bank/CA	2,100	211
Franklin Resources Inc	6,856	227
Goldman Sachs Group Inc/The	5,574	1,070
Hanover Insurance Group Inc/The	1,780	203
Hartford Financial Services Group Inc/The	4,042	201
HCP Inc ‡	6,436	201
Intercontinental Exchange Inc	2,644	201
Invesco Ltd	50,690	979
JPMorgan Chase & Co	54,977	5,565
KeyCorp	12,904	203
KKR & Co Inc	94,561	2,221
Lincoln National Corp	3,621	213
Loews Corp	4,238	203
Marsh & McLennan Cos Inc	34,714	3,260
MetLife Inc	7,446	317
Moody’s Corp	1,518	275
Morgan Stanley	9,202	388
Morningstar Inc	1,607	202
MSCI Inc, Cl A	1,897	377
Northern Trust Corp	9,569	865
OneMain Holdings Inc, Cl A	6,158	196
Pinnacle Financial Partners Inc	3,213	176
PNC Financial Services Group Inc/The	1,654	203
Principal Financial Group Inc	9,170	460
Progressive Corp/The	21,915	1,580
Prudential Financial Inc	9,815	902
Regions Financial Corp	21,266	301
Reinsurance Group of America Inc, Cl A	1,405	199
S&P Global Inc	8,103	1,706
Santander Consumer USA Holdings Inc	10,270	217
Simon Property Group Inc ‡	1,114	203
SLM Corp	65,264	647
State Street Corp	41,592	2,737
SVB Financial Group *	836	186
Synchrony Financial	8,168	261
T Rowe Price Group Inc	2,711	271
Travelers Cos Inc/The	1,617	222
US Bancorp	4,373	211
Vornado Realty Trust ‡	2,903	196
Voya Financial Inc	4,001	200
Wells Fargo & Co	30,925	1,494
Willis Towers Watson PLC	1,386	243

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorp NA	4,265	$194

		55,789

Health Care — 15.2%
Abbott Laboratories	69,120	5,525
AbbVie Inc	14,060	1,133
ABIOMED Inc *	481	137
Agilent Technologies Inc	7,874	633
Alexion Pharmaceuticals Inc *	1,652	223
Align Technology Inc *	816	232
Allergan PLC	3,457	506
Alnylam Pharmaceuticals Inc *	2,904	271
AmerisourceBergen Corp, Cl A	29,431	2,340
Amgen Inc	23,384	4,442
Anthem Inc	1,320	379
Baxter International Inc	12,373	1,006
Becton Dickinson and Co	5,399	1,348
Biogen Inc *	2,651	627
BioMarin Pharmaceutical Inc *	2,068	184
Bio-Rad Laboratories Inc, Cl A *	813	249
Boston Scientific Corp *	42,959	1,649
Bristol-Myers Squibb Co	22,872	1,091
Cardinal Health Inc	4,140	199
Celgene Corp *	8,758	826
Centene Corp *	3,110	165
Cigna Corp	4,204	676
Covetrus Inc *	1,045	33
CVS Health Corp	72,917	3,932
Danaher Corp	13,842	1,827
DaVita Inc *	3,617	196
DENTSPLY SIRONA Inc	3,113	154
DexCom Inc *	1,536	183
Edwards Lifesciences Corp *	2,828	541
Elanco Animal Health Inc *	6,958	223
Eli Lilly & Co	5,249	681
Exelixis Inc *	10,371	247
Gilead Sciences Inc	15,766	1,025
HCA Healthcare Inc	3,355	437
Henry Schein Inc *	2,612	157
Hill-Rom Holdings Inc	2,029	215
Horizon Pharma Plc *	23,984	634
Humana Inc	1,424	379
Illumina Inc *	3,352	1,041
Incyte Corp *	2,520	217
Intuitive Surgical Inc *	482	275
IQVIA Holdings Inc *	1,573	226
Johnson & Johnson	48,252	6,745
McKesson Corp	1,329	156
Merck & Co Inc	61,957	5,153
Mettler-Toledo International Inc *	562	406
Mylan NV *	20,849	591
Neurocrine Biosciences Inc *	2,042	180

New Covenant Funds / Quarterly Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PerkinElmer Inc	2,243	$216
Pfizer Inc	77,882	3,308
PRA Health Sciences Inc *	1,915	211
Quest Diagnostics Inc	1,980	178
Regeneron Pharmaceuticals Inc *	1,105	454
ResMed Inc	2,930	305
Sarepta Therapeutics Inc *	3,719	443
Stryker Corp	1,143	226
Teleflex Inc	742	224
Thermo Fisher Scientific Inc	2,235	612
UnitedHealth Group Inc	32,913	8,138
Varian Medical Systems Inc *	1,773	251
Vertex Pharmaceuticals Inc *	6,092	1,121
Waters Corp *	877	221
West Pharmaceutical Services Inc	1,875	207
Zimmer Biomet Holdings Inc	4,581	585
Zoetis Inc, Cl A	4,769	480

		66,875

Industrials — 8.1%
3M Co	13,677	2,842
AECOM *	6,633	197
AerCap Holdings NV *	10,213	475
Alaska Air Group Inc	3,175	178
American Airlines Group Inc	50,960	1,618
Arconic Inc	7,379	141
Arcosa Inc	7,000	214
BWX Technologies Inc	7,989	396
Cintas Corp	6,521	1,318
Clean Harbors Inc *	3,191	228
CoStar Group Inc *	520	243
CSX Corp	4,792	359
Cummins Inc	3,549	560
Curtiss-Wright Corp	1,789	203
Deere & Co	4,735	757
Delta Air Lines Inc	28,033	1,448
Eaton Corp PLC	13,217	1,065
Emerson Electric Co	3,100	212
Equifax Inc	1,896	225
FedEx Corp	3,607	654
Fluor Corp	4,373	161
General Electric Co	86,732	866
HEICO Corp	4,884	463
Hexcel Corp	4,105	284
Honeywell International Inc	10,368	1,648
IHS Markit Ltd *	3,910	213
Illinois Tool Works Inc	22,410	3,217
Jacobs Engineering Group Inc	3,132	236
Johnson Controls International plc	19,263	712
Landstar System Inc	2,284	250
Macquarie Infrastructure Corp	4,702	194
ManpowerGroup Inc	3,586	297

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Masco Corp	6,315	$248
MSC Industrial Direct Co Inc, Cl A	2,431	201
Nielsen Holdings PLC	10,117	239
Norfolk Southern Corp	1,232	230
Oshkosh Corp	2,762	208
Owens Corning	4,958	234
Parker-Hannifin Corp	1,231	211
Pentair PLC	4,928	219
Resideo Technologies Inc *	448	9
Rockwell Automation Inc	2,434	427
Roper Technologies Inc	2,056	703
Sensata Technologies Holding PLC *	4,273	192
Southwest Airlines Co	3,576	186
Spirit AeroSystems Holdings Inc, Cl A	8,213	752
Stanley Black & Decker Inc	1,349	184
Teledyne Technologies Inc *	1,544	366
TransDigm Group Inc *	1,732	786
TransUnion	3,412	228
Trinity Industries Inc	8,866	193
Union Pacific Corp	12,488	2,088
United Continental Holdings Inc *	2,850	227
United Parcel Service Inc, Cl B	6,206	693
United Rentals Inc *	1,692	193
Univar Inc *	10,632	236
Verisk Analytics Inc, Cl A	1,729	230
Wabtec Corp	465	34
Waste Management Inc	6,467	672
WESCO International Inc *	3,527	187
WW Grainger Inc	9,108	2,741
Xylem Inc/NY	8,168	646

		35,637

Information Technology — 17.7%
Adobe Inc *	14,044	3,743
Advanced Micro Devices Inc *	9,113	233
Akamai Technologies Inc *	3,119	224
Alliance Data Systems Corp	1,335	234
Amdocs Ltd	3,632	197
Amphenol Corp, Cl A	2,310	218
Analog Devices Inc	4,564	480
Apple Inc	46,346	8,803
Applied Materials Inc	9,535	378
Arista Networks Inc *	768	242
ARRIS International PLC *	6,467	204
Autodesk Inc *	3,559	555
Automatic Data Processing Inc	21,843	3,489
Avalara Inc *	6,930	387
Broadcom Inc	6,661	2,003
Cisco Systems Inc	53,677	2,898
Citrix Systems Inc	1,980	197
Cognizant Technology Solutions Corp, Cl A	8,315	602
CommScope Holding Co Inc *	7,086	154

4	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Corning Inc	6,104	$202
Dell Technologies Inc, Cl C *	4,108	241
DXC Technology Co	5,395	347
Elastic NV *	2,388	191
EPAM Systems Inc *	1,434	243
First Data Corp, Cl A *	8,754	230
FLIR Systems Inc	4,153	198
Genpact Ltd	6,870	242
Global Payments Inc	7,241	989
IAC/InterActiveCorp *	960	202
Intel Corp	40,988	2,201
International Business Machines Corp	11,979	1,690
Intuit Inc	4,469	1,168
IPG Photonics Corp *	4,973	755
Juniper Networks Inc	7,826	207
Keysight Technologies Inc *	3,329	290
KLA-Tencor Corp	1,904	227
Lam Research Corp	5,705	1,021
Marvell Technology Group Ltd	10,344	206
Mastercard Inc, Cl A	12,835	3,022
Maxim Integrated Products Inc	3,740	199
Microchip Technology Inc	25,098	2,082
Micron Technology Inc *	32,729	1,353
Microsoft Corp	111,244	13,120
National Instruments Corp	4,960	220
NetApp Inc	2,936	204
NVIDIA Corp	8,053	1,446
NXP Semiconductors NV	4,318	382
ON Semiconductor Corp *	9,649	198
Oracle Corp	27,586	1,482
PayPal Holdings Inc *	18,658	1,937
QUALCOMM Inc	11,619	663
Red Hat Inc *	1,141	208
salesforce.com *	21,296	3,373
ServiceNow Inc *	922	227
Skyworks Solutions Inc	2,779	229
SolarWinds Corp *	11,567	226
Splunk Inc *	1,626	203
Square Inc, Cl A *	2,948	221
Switch Inc, Cl A	24,341	251
Symantec Corp	13,065	300
Teradata Corp *	4,437	194
Texas Instruments Inc	10,829	1,149
Visa Inc, Cl A	44,331	6,924
VMware Inc, Cl A	1,343	242
Western Digital Corp	2,423	116
Workday Inc, Cl A *	2,079	401
Worldpay Inc, Cl A *	5,097	579
Xerox Corp	7,073	226
Xilinx Inc	1,813	230

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zebra Technologies Corp, Cl A *	1,169	$245

		77,943

Materials — 3.3%
Air Products & Chemicals Inc	4,688	895
Albemarle Corp	1,720	141
Alcoa Corp *	5,657	159
AptarGroup Inc	1,944	207
Avery Dennison Corp	2,597	293
Axalta Coating Systems Ltd *	7,963	201
Ball Corp	14,154	819
Berry Global Group Inc *	4,123	222
Cabot Corp	5,731	239
Crown Holdings Inc *	15,718	858
Domtar Corp	4,337	215
DowDuPont Inc	28,223	1,505
Eagle Materials Inc	2,773	234
Eastman Chemical Co	11,106	843
Ecolab Inc	2,127	376
Element Solutions Inc *	18,062	182
FMC Corp	2,400	184
Freeport-McMoRan Inc	58,604	755
Huntsman Corp	13,834	311
International Flavors & Fragrances Inc	2,307	297
International Paper Co	4,549	210
Linde PLC	8,725	1,535
LyondellBasell Industries NV, Cl A	2,225	187
Martin Marietta Materials Inc	1,149	231
Newmont Mining Corp	33,409	1,195
PPG Industries Inc	1,829	206
Sherwin-Williams Co/The	2,680	1,154
Sonoco Products Co	3,525	217
Southern Copper Corp	6,181	245
Steel Dynamics Inc	5,548	196
Vulcan Materials Co	2,937	348

		14,660

Real Estate — 1.8%
American Tower Corp, Cl A ‡	1,175	232
Apple Hospitality Inc ‡	13,144	214
AvalonBay Communities Inc ‡	3,261	655
Boston Properties Inc ‡	1,468	197
Brandywine Realty Trust ‡	14,492	230
Brookfield Property Inc, Cl A ‡	11,155	229
CBRE Group Inc, Cl A *	4,438	219
Corporate Office Properties Trust ‡	13,237	361
Crown Castle International Corp ‡	3,041	389
Douglas Emmett Inc ‡	5,367	217
Equinix Inc ‡	963	436
Host Hotels & Resorts Inc ‡	26,433	500
Iron Mountain Inc ‡	5,996	213
Jones Lang LaSalle Inc	1,270	196
Kilroy Realty Corp ‡	4,516	343

New Covenant Funds / Quarterly Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prologis Inc ‡	18,853	$1,356
Regency Centers Corp ‡	3,123	211
SBA Communications Corp, Cl A *‡	1,142	228
Ventas Inc ‡	3,279	209
VEREIT Inc ‡	70,841	593
Welltower Inc ‡	3,658	284
Weyerhaeuser Co ‡	18,891	498

		8,010

Utilities — 1.8%
American Electric Power Co Inc	2,418	203
American Water Works Co Inc	5,282	551
CMS Energy Corp	22,380	1,243
DTE Energy Co	9,809	1,224
Duke Energy Corp	2,313	208
Edison International	3,288	204
Entergy Corp	2,276	218
Eversource Energy	10,983	779
Exelon Corp	5,072	254
NextEra Energy Inc	1,134	219
NiSource Inc	13,892	398
Pinnacle West Capital Corp	2,640	252

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Public Service Enterprise Group Inc	3,521	$209
Sempra Energy	1,630	205
Southern Co/The	4,177	216
WEC Energy Group Inc	2,779	220
Xcel Energy Inc	22,047	1,239

		7,842

		400,722

Total Common Stock (Cost $314,828) ($ Thousands)		418,235

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	16,624,135	16,624

Total Cash Equivalent (Cost $16,624) ($ Thousands)		16,624

Total Investments in Securities — 98.6% (Cost $331,452) ($ Thousands)		$434,859

A list of the open futures held by the Fund at March 31, 2019 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	115	Jun-2019	$15,882	$16,317	$435
S&P Mid Cap 400 Index E-MINI	6	Jun-2019	1,121	1,141	20

			$17,003	$17,458	$455

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $441,093 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

†	Investment in Affiliated Security

‡	Real Estate Investment Trust.

(A)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $1,422 ($ Thousands), or 0.3% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P— Standard & Poor’s

As of March 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Value 3/31/19	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 6,521	$ 49,208	$ (39,105)	$ 16,624	16,624,135	$ 191	$ -

6	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 37.1%

Agency Mortgage-Backed Obligations — 30.8%
FHLMC
6.500%, 09/01/2039	$36	$41
5.500%, 12/01/2036 to 12/01/2038	311	341
5.000%, 12/01/2020 to 01/01/2049	2,942	3,151
4.500%, 06/01/2038 to 04/01/2047	4,944	5,208
4.000%, 07/01/2037 to 09/01/2048	6,378	6,594
3.500%, 11/01/2042 to 03/01/2045	1,950	1,988
3.000%, 08/01/2046 to 02/01/2048	4,196	4,187
2.500%, 03/01/2033 to 04/01/2033	973	967
2.000%, 09/01/2023	523	523
FHLMC CMO, Ser 2011-3947, Cl SG, IO
3.466%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	297	45
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	177	13
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	370	27
FHLMC CMO, Ser 2012-4099, Cl ST, IO
3.516%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	138	25
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	352	53
FHLMC CMO, Ser 2013-4203, Cl PS, IO
3.766%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	209	30
FHLMC CMO, Ser 2014-4310, Cl SA, IO
3.466%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	55	9
FHLMC CMO, Ser 2014-4335, Cl SW, IO
3.516%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	116	19
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.522%, 04/15/2041 (A)	65	3
FHLMC Multifamily Structured Pass Through Certificates, Ser K712, Cl X1, IO
1.330%, 11/25/2019 (A)	1,180	6
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.686%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	258	259
FHLMC TBA
5.000%, 04/01/2036	100	106
4.500%, 04/13/2039	1,200	1,252
FHLMC, Ser 2016-353, Cl S1, IO
3.516%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	161	29
FNMA
7.000%, 11/01/2037 to 11/01/2038	32	36
6.500%, 01/01/2038 to 05/01/2040	237	271
6.000%, 07/01/2037 to 11/01/2038	166	181
5.500%, 02/01/2035	142	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
5.000%, 01/01/2021 to 11/01/2048	$5,354	$5,745
4.893%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	25	26
4.500%, 02/01/2035 to 04/01/2056	2,261	2,387
4.424%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	28	29
4.000%, 06/01/2025 to 08/01/2047	11,752	12,199
3.982%, VAR ICE LIBOR USD 12 Month+1.427%, 05/01/2043	377	385
3.715%, 11/25/2017	76	12
3.500%, 04/01/2033 to 03/01/2057	7,739	7,905
3.000%, 08/01/2046 to 01/01/2048	1,042	1,038
2.500%, 10/01/2042	591	577
2.240%, 09/01/2026	143	139
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	516	569
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	488	38
FNMA CMO, Ser 2014-47, Cl AI, IO
1.647%, 08/25/2044 (A)	156	8
FNMA CMO, Ser 2015-55, Cl IO, IO
1.465%, 08/25/2055 (A)	36	2
FNMA CMO, Ser 2015-56, Cl AS, IO
3.665%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	67	14
FNMA CMO, Ser M3, Cl X2, IO
0.364%, 10/25/2024 (A)	4,371	75
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
7.386%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	297	333
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
3.786%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	218	219
FNMA TBA
5.000%, 04/30/2037	900	952
3.500%, 04/15/2030 to 04/01/2041	7,100	7,222
3.000%, 05/15/2045	500	497
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	147	165
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	18	2
FNMA, Ser 2013-54, Cl BS, IO
3.665%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	54	10
FNMA, Ser 2017-76, Cl SB, IO
3.615%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	312	54
FRESB Mortgage Trust, Ser SB48, Cl A10F
3.370%, 02/25/2028 (A)	745	758

New Covenant Funds / Quarterly Report / March 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Ser SB58, Cl A10F
3.610%, 10/25/2028 (A)	$1,086	$1,119
GNMA
5.500%, 02/20/2037 to 01/15/2039	145	158
5.000%, 12/20/2038 to 01/20/2049	2,453	2,596
4.600%, 09/15/2034	2,291	2,399
4.500%, 07/20/2038 to 01/20/2049	5,042	5,267
4.000%, 01/15/2041 to 04/20/2048	2,138	2,212
3.500%, 06/20/2044 to 06/15/2048	1,363	1,395
3.000%, 09/15/2042 to 02/20/2048	4,091	4,112
2.500%, 02/20/2027	775	777
GNMA CMO, Ser 186, Cl IO, IO
0.757%, 08/16/2054 (A)	1,603	75
GNMA CMO, Ser 2012-34, Cl SA, IO
3.562%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	39	6
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	80	5
GNMA CMO, Ser 2012-H18, Cl NA
3.029%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	207	207
GNMA CMO, Ser 2012-H30, Cl GA
2.859%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	921	919
GNMA CMO, Ser 2013-H01, Cl TA
3.009%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	22	22
GNMA CMO, Ser 2013-H08, Cl BF
2.909%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	873	870
GNMA CMO, Ser 2014-105, IO
1.100%, 06/16/2054	1,244	62
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	119	23
GNMA CMO, Ser 2015-H20, Cl FA
2.979%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	282	282
GNMA CMO, Ser 85, Cl IA, IO
0.704%, 03/16/2047 (A)	2,964	107
GNMA CMO, Ser 95, Cl IO, IO
0.587%, 04/16/2047 (A)	1,537	58
GNMA TBA
4.500%, 04/01/2039	960	997
4.000%, 04/01/2040	2,300	2,375
3.500%, 04/15/2041	2,800	2,860
3.000%, 04/15/2043	400	402
GNMA, Ser 2013-H21, Cl FB
3.209%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	531	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060 (A)	$80	$79

		96,798

Non-Agency Mortgage-Backed Obligations — 6.3%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
3.364%, VAR LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	130	130
Bear Stearns Trust, Ser 2004-6, Cl 1A
3.126%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	100	100
BX Trust, Ser APPL, Cl A
3.364%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (B)	127	127
BX Trust, Ser IMC, Cl A
3.534%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (B)	670	668
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	103
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	833
COMM Mortgage Trust, Ser CR5, Cl AM
3.223%, 12/10/2045 (B)	590	595
COMM Mortgage Trust, Ser CR5, Cl A4
2.771%, 12/10/2045	700	700
COMM Mortgage Trust, Ser CR8, Cl A4
3.334%, 06/10/2046	663	674
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	21
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	21
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.084%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
3.349%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (B)	200	200
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	1,420	1,385
DBUBS Mortgage Trust, Ser LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,009	1,040
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (A)	80	86

8	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	$210	$223
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.892%, 01/15/2047 (A)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.561%, 09/15/2047 (A)	80	80
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C6, Cl A3
3.507%, 05/15/2045	1,205	1,228
JPMorgan Chase Commercial Mortgage Securities Trust, Ser FL7, Cl D
6.234%, VAR LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	195	193
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LC9, Cl AS
3.353%, 12/15/2047 (B)	380	383
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.271%, 05/25/2045 (A)(B)	136	136
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	515	516
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	742	744
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	286	284
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	977	972
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(B)	888	890
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl ASB
3.354%, 11/15/2052	615	624
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	1,475	1,490
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C9
3.102%, 05/15/2046	714	722
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	220	222
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (B)	128	128
MSCG Trust, Ser ALDR, Cl A2
3.462%, 06/07/2035 (A)(B)	410	409
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	78	80
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	787	788

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	$271	$269
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	118
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	75
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.323%, 05/10/2063 (A)(B)	340	12
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	160	163
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.387%, 06/15/2045 (A)(B)	1,114	38
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.200%, 05/15/2045 (A)(B)	1,132	46
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.602%, 10/15/2057 (A)	1,157	30
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.376%, 10/15/2057 (A)	270	282
WFRBS Commercial Mortgage Trust, Ser C11, Cl AS
3.311%, 03/15/2045	160	161
WFRBS Commercial Mortgage Trust, Ser C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,796	1,859

		19,890

Total Mortgage-Backed Securities (Cost $116,933) ($ Thousands)		116,688

CORPORATE OBLIGATIONS — 31.4%

Communication Services — 2.9%
AT&T
4.250%, 03/01/2027	150	154
4.125%, 02/17/2026	408	417
3.875%, 08/15/2021	10	11
3.690%, 11/27/2022 (B)(C)	2,000	1,786
3.400%, 05/15/2025	460	455
3.000%, 06/30/2022	10	10
Charter Communications Operating
5.050%, 03/30/2029	20	21
4.908%, 07/23/2025	110	116
3.750%, 02/15/2028	20	20
3.579%, 07/23/2020	30	30

New Covenant Funds / Quarterly Report / March 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comcast
4.150%, 10/15/2028	$180	$189
3.950%, 10/15/2025	150	157
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,371
Cox Communications
3.250%, 12/15/2022 (B)	859	865
Fox
4.709%, 01/25/2029 (B)	100	107
4.030%, 01/25/2024 (B)	50	52
NBCUniversal Media
4.375%, 04/01/2021	10	10
Sprint Spectrum
3.360%, 09/20/2021 (B)	481	481
TCI Communications
7.875%, 02/15/2026	240	304
Telefonica Emisiones SAU
4.895%, 03/06/2048	340	331
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	250	247
Verizon Communications
4.329%, 09/21/2028	102	108
3.875%, 02/08/2029	60	62
3.376%, 02/15/2025	532	538
2.625%, 08/15/2026	712	679
Viacom
3.875%, 04/01/2024	20	20
Vodafone Group PLC
3.750%, 01/16/2024	410	414
Walt Disney
3.000%, 09/15/2022 (B)	30	30

		8,985

Consumer Discretionary — 2.3%
Amazon.com
3.150%, 08/22/2027	470	473
BMW US Capital
2.150%, 04/06/2020 (B)	950	945
1.850%, 09/15/2021 (B)	20	19
Ford Motor Credit
8.125%, 01/15/2020	340	352
2.597%, 11/04/2019	800	798
General Motors Financial
4.150%, 06/19/2023	600	606
3.700%, 11/24/2020	80	81
3.700%, 05/09/2023	190	189
3.150%, 01/15/2020	330	330
2.450%, 11/06/2020	30	30
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	419
McDonald’s MTN
3.350%, 04/01/2023	280	286

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Newell Brands
3.850%, 04/01/2023	$80	$79
Time Warner Cable
5.000%, 02/01/2020	990	1,006
Volkswagen Group of America Finance
4.625%, 11/13/2025 (B)	461	477
Yale University MTN
2.086%, 04/15/2019	1,019	1,019

		7,109

Consumer Staples — 0.5%
Kraft Heinz Foods
5.375%, 02/10/2020	86	88
4.875%, 02/15/2025 (B)	70	71
Kroger
4.000%, 02/01/2024	140	145
Mars
3.200%, 04/01/2030 (B)	30	30
2.700%, 04/01/2025 (B)	60	60
PepsiCo
3.000%, 08/25/2021	290	292
2.750%, 03/05/2022	80	81
Smithfield Foods
2.700%, 01/31/2020 (B)	330	328
Walgreens Boots Alliance
3.450%, 06/01/2026	150	147
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	359

		1,601

Energy — 3.1%
Anadarko Petroleum
5.751%, 10/10/2036 (C)	3,000	1,331
5.550%, 03/15/2026	180	196
Apache
3.250%, 04/15/2022	616	616
Baker Hughes a GE
3.200%, 08/15/2021	26	26
BP Capital Markets America
3.790%, 02/06/2024	80	83
3.410%, 02/11/2026	40	41
3.216%, 11/28/2023	140	142
3.119%, 05/04/2026	170	169
BP Capital Markets PLC
3.535%, 11/04/2024	20	21
Chevron
2.100%, 05/16/2021	130	129
1.991%, 03/03/2020	1,150	1,144
Cimarex Energy
4.375%, 06/01/2024	50	52
3.900%, 05/15/2027	40	40

10	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Concho Resources
4.375%, 01/15/2025	$10	$10
4.300%, 08/15/2028	40	41
3.750%, 10/01/2027	20	20
Continental Resources
4.375%, 01/15/2028	20	21
3.800%, 06/01/2024	160	161
Devon Energy
5.850%, 12/15/2025	130	148
3.250%, 05/15/2022	630	636
Energy Transfer Operating
5.500%, 06/01/2027	604	654
5.250%, 04/15/2029	20	21
4.500%, 04/15/2024	60	63
Enterprise Products Operating
4.150%, 10/16/2028	80	84
3.900%, 02/15/2024	457	475
EOG Resources
4.150%, 01/15/2026	60	64
ExxonMobil
3.043%, 03/01/2026	150	152
Halliburton
3.800%, 11/15/2025	10	10
3.250%, 11/15/2021	180	182
Kinder Morgan Energy Partners
3.500%, 03/01/2021	30	30
MidAmerican Energy
3.650%, 04/15/2029	140	146
MPLX
4.800%, 02/15/2029	50	52
4.125%, 03/01/2027	110	111
4.000%, 03/15/2028	140	139
Noble Energy
4.150%, 12/15/2021	290	297
3.850%, 01/15/2028	60	59
Occidental Petroleum
4.100%, 02/01/2021	50	51
3.400%, 04/15/2026	80	82
3.125%, 02/15/2022	100	102
3.000%, 02/15/2027	130	129
Schlumberger Holdings
3.000%, 12/21/2020 (B)	970	974
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	304
Sunoco Logistics Partners Operations
3.900%, 07/15/2026	439	436
Williams
5.250%, 03/15/2020	40	41

		9,685

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 13.0%
American Express
3.400%, 02/27/2023	$972	$987
2.650%, 12/02/2022	264	262
American Express Credit MTN
2.375%, 05/26/2020	80	80
2.200%, 03/03/2020	710	706
American International Group
4.875%, 06/01/2022	415	439
Anglo American Capital
3.625%, 09/11/2024 (B)	200	198
Banco Santander
4.379%, 04/12/2028	200	202
3.917%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	200	198
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	234	229
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	258	257
Bank of America MTN
4.450%, 03/03/2026	678	707
4.200%, 08/26/2024	210	217
4.125%, 01/22/2024	370	388
4.100%, 07/24/2023	280	293
4.000%, 04/01/2024	440	459
4.000%, 01/22/2025	80	82
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	80	81
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	209
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	80	81
3.500%, 04/19/2026	130	131
3.300%, 01/11/2023	60	61
Bank of New York Mellon MTN
3.300%, 08/23/2029	790	789
Barclays Bank PLC
2.650%, 01/11/2021	1,199	1,190
BB&T MTN
6.850%, 04/30/2019	240	241
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (B)	400	432
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (B)	270	280
4.400%, 08/14/2028 (B)	200	206
BPCE MTN
3.000%, 05/22/2022 (B)	640	633
Capital One
2.650%, 08/08/2022	830	820

New Covenant Funds / Quarterly Report / March 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charles Schwab
3.850%, 05/21/2025	$110	$116
Citigroup
8.125%, 07/15/2039	12	18
5.500%, 09/13/2025	150	165
5.300%, 05/06/2044	31	34
4.650%, 07/30/2045	28	30
4.450%, 09/29/2027	150	154
4.400%, 06/10/2025	160	166
4.300%, 11/20/2026	40	41
4.125%, 07/25/2028	40	40
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	240	246
4.050%, 07/30/2022	40	41
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	339
3.500%, 05/15/2023	100	101
3.400%, 05/01/2026	673	669
2.700%, 03/30/2021	455	455
Cooperatieve Rabobank UA
3.950%, 11/09/2022	670	682
3.875%, 09/26/2023 (B)	595	613
Credit Suisse Group
4.282%, 01/09/2028 (B)	280	283
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	50
Danske Bank
5.000%, 01/12/2022 (B)	200	205
Ferguson Finance PLC
4.500%, 10/24/2028 (B)	780	785
General Electric Capital MTN
6.000%, 08/07/2019	414	418
4.650%, 10/17/2021	180	187
4.375%, 09/16/2020	10	10
Glencore Funding
2.875%, 04/16/2020 (B)	20	20
Goldman Sachs Group
5.750%, 01/24/2022	662	710
5.150%, 05/22/2045	20	21
4.750%, 10/21/2045	40	43
4.250%, 10/21/2025	90	92
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	550	562
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	300	297
3.500%, 11/16/2026	90	89
2.300%, 12/13/2019	460	458
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	498
5.375%, 03/15/2020	640	655
4.000%, 03/03/2024	420	433

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	$400	$421
3.400%, 03/08/2021	360	363
2.950%, 05/25/2021	380	380
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	200	195
John Deere Capital
1.700%, 01/15/2020	40	40
John Deere Capital MTN
2.250%, 04/17/2019	60	60
JPMorgan Chase
4.500%, 01/24/2022	786	822
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	200	213
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	773	806
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	230	239
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	103
3.875%, 09/10/2024	290	297
2.550%, 03/01/2021	30	30
KKR Group Finance
6.375%, 09/29/2020 (B)	915	958
Liberty Mutual Group
4.569%, 02/01/2029 (B)	321	334
4.250%, 06/15/2023 (B)	91	94
Lincoln National
6.250%, 02/15/2020	570	586
Marsh & McLennan
3.875%, 03/15/2024	571	592
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (B)	507	510
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	510	519
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	320	321
3.750%, 02/25/2023	1,810	1,857
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	1,060	1,055
ORIX
4.050%, 01/16/2024	365	376
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	779	790
Penske Truck Leasing Lp
3.900%, 02/01/2024 (B)	965	976
PNC Financial Services Group
3.500%, 01/23/2024	805	824
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	569

12	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (B)	$30	$30
Royal Bank of Canada MTN
2.150%, 10/26/2020	70	69
Royal Bank of Scotland Group
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	200	202
Royal Bank of Scotland Group PLC
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	290	297
Santander UK Group Holdings PLC
3.571%, 01/10/2023	200	200
Santander UK PLC
2.375%, 03/16/2020	40	40
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	204
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	253
Synchrony Financial
3.000%, 08/15/2019	120	120
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	656
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	260
3.491%, 05/23/2023 (B)	390	392
US Bancorp
3.375%, 02/05/2024	540	553
WEA Finance
2.700%, 09/17/2019 (B)	310	310
Wells Fargo
3.069%, 01/24/2023	808	809
3.000%, 10/23/2026	190	185
Wells Fargo MTN
4.900%, 11/17/2045	30	32
4.600%, 04/01/2021	480	496
4.300%, 07/22/2027	260	270
3.750%, 01/24/2024	540	556
3.450%, 02/13/2023	120	121

		40,969

Health Care — 2.3%
Abbott Laboratories
3.400%, 11/30/2023	175	178
AbbVie
3.600%, 05/14/2025	10	10
Aetna
2.800%, 06/15/2023	20	20
Amgen
2.125%, 05/01/2020	20	20
Anthem
3.125%, 05/15/2022	340	343

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baylor Scott & White Holdings
1.947%, 11/15/2021	$1,226	$1,190
Becton Dickinson
4.685%, 12/15/2044	50	52
3.734%, 12/15/2024	24	24
3.363%, 06/06/2024	210	210
Celgene
3.875%, 08/15/2025	130	133
3.550%, 08/15/2022	60	61
2.250%, 08/15/2021	70	69
Cigna
4.375%, 10/15/2028 (B)	120	124
4.125%, 11/15/2025 (B)	50	52
3.400%, 09/17/2021 (B)	60	61
CVS Health
4.300%, 03/25/2028	80	81
4.125%, 05/15/2021	300	307
3.875%, 07/20/2025	95	96
3.350%, 03/09/2021	60	60
2.800%, 07/20/2020	190	190
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,218	1,447
Eli Lilly
2.350%, 05/15/2022	170	169
Express Scripts Holding
3.500%, 06/15/2024	160	161
Gilead Sciences
2.550%, 09/01/2020	20	20
2.500%, 09/01/2023	50	49
2.050%, 04/01/2019	290	290
1.850%, 09/20/2019	130	130
Humana
3.150%, 12/01/2022	240	241
2.900%, 12/15/2022	290	288
Medtronic
3.125%, 03/15/2022	190	193
Merck
2.750%, 02/10/2025	20	20
SSM Health Care
3.688%, 06/01/2023	644	661
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	28
UnitedHealth Group
3.875%, 12/15/2028	30	32
2.875%, 12/15/2021	50	50
2.700%, 07/15/2020	70	70

		7,130

Industrials — 2.6%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	730	747
4.500%, 05/15/2021	310	317

New Covenant Funds / Quarterly Report / March 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	$1,149	$1,103
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	294	304
Aviation Capital Group
6.750%, 04/06/2021 (B)	80	85
4.125%, 08/01/2025 (B)	160	160
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	44	45
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	11
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	680	691
Delta Air Lines Pass-Through Trust, Ser 2010- 2, Cl A
4.950%, 05/23/2019	88	88
Delta Air Lines Pass-Through Trust, Ser 2015- 1, Cl AA
3.625%, 07/30/2027	558	570
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	631
Eaton
2.750%, 11/02/2022	450	448
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,205	1,190
General Electric
4.500%, 03/11/2044	90	82
General Electric MTN
6.875%, 01/10/2039	30	36
5.500%, 01/08/2020	10	10
General Electric Capital MTN
5.300%, 02/11/2021	160	165
International Lease Finance
5.875%, 08/15/2022	400	431
Republic Services
3.200%, 03/15/2025	180	181
Union Pacific
3.950%, 09/10/2028	20	21
3.750%, 07/15/2025	20	21
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	759	773
United Parcel Service
2.500%, 04/01/2023	60	60

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Waste Management
3.500%, 05/15/2024	$120	$123

		8,293

Information Technology — 1.1%
Apple
3.350%, 02/09/2027	210	214
2.900%, 09/12/2027	110	109
2.450%, 08/04/2026	70	68
2.000%, 11/13/2020	80	79
1.550%, 08/04/2021	60	59
Broadcom
3.125%, 01/15/2025	80	77
Diamond 1 Finance
4.420%, 06/15/2021 (B)	430	441
Intel
3.700%, 07/29/2025	30	32
Juniper Networks
4.600%, 03/15/2021	452	464
Mastercard
3.375%, 04/01/2024	190	196
Microsoft
3.300%, 02/06/2027	140	144
2.400%, 02/06/2022	150	150
2.400%, 08/08/2026	210	203
1.850%, 02/06/2020	360	358
1.550%, 08/08/2021	110	107
Oracle
2.500%, 10/15/2022	130	129
salesforce.com
3.700%, 04/11/2028	150	157
3.250%, 04/11/2023	70	72
Visa
4.300%, 12/14/2045	10	11
3.150%, 12/14/2025	110	111
2.200%, 12/14/2020	300	299

		3,480

Materials — 0.6%
ArcelorMittal
4.550%, 03/11/2026	100	102
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	202
Freeport-McMoRan
4.000%, 11/14/2021	170	171
Glencore Funding
4.125%, 05/30/2023 (B)	890	907
4.125%, 03/12/2024 (B)	120	121
4.000%, 03/27/2027 (B)	120	116
Southern Copper
3.500%, 11/08/2022	130	131

14	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vale Overseas
6.250%, 08/10/2026	$140	$152

		1,902

Real Estate — 1.0%
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (B)	700	698
Simon Property Group
2.350%, 01/30/2022	413	410
Ventas Realty
4.125%, 01/15/2026	566	581
3.500%, 02/01/2025	488	488
Welltower
4.500%, 01/15/2024	902	951

		3,128

Utilities — 2.0%
Aquarion
4.000%, 08/15/2024 (B)	227	232
Commonwealth Edison
3.700%, 08/15/2028	1,118	1,172
Dominion Energy
2.579%, 07/01/2020	260	258
Duke Energy
3.750%, 04/15/2024	900	928
3.550%, 09/15/2021	170	173
2.400%, 08/15/2022	150	148
FirstEnergy
4.250%, 03/15/2023	380	396
2.850%, 07/15/2022	330	328
Northern States Power
7.125%, 07/01/2025	1,190	1,451
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	395
Sempra Energy
2.400%, 03/15/2020	840	836

		6,317

Total Corporate Obligations (Cost $97,593) ($ Thousands)		98,599

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bills
2.409%, 04/11/2019 (C)	2,900	2,898
2.398%, 05/16/2019 (C)	2,625	2,617
2.364%, 06/20/2019 (C)	2,694	2,680
U.S. Treasury Bonds
4.500%, 02/15/2036	1,967	2,491
3.750%, 11/15/2043	250	293
3.125%, 05/15/2048	40	43
3.000%, 05/15/2045	1,260	1,307

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 05/15/2047	$120	$124
3.000%, 02/15/2048	150	155
3.000%, 08/15/2048	1,400	1,449
3.000%, 02/15/2049	360	373
2.875%, 08/15/2045	200	203
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	174	193
1.750%, 01/15/2028	84	93
1.375%, 02/15/2044	529	585
1.000%, 02/15/2049	610	625
0.750%, 02/15/2042	457	444
U.S. Treasury Notes
2.875%, 09/30/2023	5,650	5,802
2.750%, 09/15/2021	2,484	2,513
2.750%, 05/31/2023	953	972
2.750%, 02/15/2028	4	4
2.625%, 02/15/2029	60	61
2.500%, 01/31/2021	580	582
2.250%, 02/15/2027	4,685	4,649
2.250%, 11/15/2027	2,389	2,364
2.000%, 02/15/2025	50	49

Total U.S. Treasury Obligations (Cost $33,245) ($ Thousands)		33,569

ASSET-BACKED SECURITIES — 10.6%

Automotive — 1.4%

Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (B)	310	309
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	350	348
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A3
1.880%, 08/17/2020 (B)	887	886
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	1,557	1,557
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (B)	1,182	1,190

		4,290

Consumer Discretionary — 0.2%

DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	532	533

New Covenant Funds / Quarterly Report / March 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Financials — 0.1%

Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
2.736%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	$344	$343

Home — 0.7%

Argent Securities, Ser 2004-W5, Cl AV2
3.526%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	321	321
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	234	240
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (B)	388	394
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
4.486%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2034 (B)	390	399
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
2.786%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	240	224
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
3.206%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	93	91
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (B)	578	599

		2,268

Industrials — 0.5%

Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	1,572	1,592

Information Technology — 0.3%

COMM Mortgage Trust, Ser COR3, Cl A3
4.228%, 05/10/2051	710	762

Other Asset-Backed Securities — 7.4%

Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/16/2024	996	1,004
Citigroup Commercial Mortgage Trust, Ser 375P, Cl A
3.251%, 05/10/2035 (B)	190	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
3.736%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2047	$171	$169
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
2.624%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	377	363
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
4.021%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	700	698
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
4.386%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (B)	162	165
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(B)	574	570
GM Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	430	423
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	620	610
Invitation Homes Trust, Ser 2018-SFR1, Cl A
3.182%, VAR LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	1,472	1,452
Lanark Master Issuer, Ser 2018-1A, Cl 1A
3.083%, VAR ICE LIBOR USD 3 Month+0.420%, 12/22/2069 (B)	730	729
MAD Mortgage Trust, Ser 330M, Cl A
2.976%, 08/15/2034 (A)(B)	219	220
MMAF Equipment Finance, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (B)	1,255	1,264
Morgan Stanley ABS Capital I Trust, Ser 2004-OP1, Cl M1
3.356%, VAR ICE LIBOR USD 1 Month+0.870%, 11/25/2034	506	505
Navient Student Loan Trust, Ser 2016-6A, Cl A3
3.786%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2066 (B)	900	926
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (B)	640	658
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (B)	35	35
RAAC Series Trust, Ser 2005-SP3, Cl M2
3.286%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2035	390	390

16	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	$200	$203
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	1,038	1,055
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	887	888
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	447	448
Shops at Crystals Trust, Ser CSTL, Cl A
3.126%, 07/05/2036 (B)	100	98
SLC Student Loan Trust, Ser 2010-1, Cl A
3.526%, VAR ICE LIBOR USD 3 Month+0.875%, 11/25/2042	324	326
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
2.901%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	332	322
SLM Student Loan Trust, Ser 2002-A, Cl A2
3.161%, VAR ICE LIBOR USD 3 Month+0.550%, 12/16/2030	225	225
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.811%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (B)	153	153
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	333	337
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	358	371
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	210	206
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	910	923
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	980	986
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	973	964
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	566	562
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	585	579
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	746	746

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	$1,377	$1,429
United States Small Business Administration, Ser 2018-20J, Cl 1
3.770%, 10/01/2038	670	706
Verizon Owner Trust, Ser 2018-A, Cl A1A
3.230%, 04/20/2023	1,465	1,483

		23,383

Total Asset-Backed Securities (Cost $33,017) ($ Thousands)		33,171

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
FHLB DN
2.462%, 09/27/2019 (C)	190	188
2.436%, 05/22/2019 (C)	190	189
2.427%, 06/12/2019 (C)	740	736
2.414%, 04/12/2019 (C)	330	330
FHLMC
6.500%, 12/01/2035	861	953
6.000%, 03/01/2035	1,275	1,429
5.000%, 10/01/2048	94	99
4.000%, 04/01/2048	94	97
4.000%, 05/01/2048	757	782
3.500%, 09/01/2048	683	694
3.500%, 10/01/2048	975	991
3.500%, 01/01/2049	100	102
3.500%, 04/01/2049	100	101
3.000%, 02/01/2038	93	93
3.000%, 04/01/2038	93	94
3.000%, 11/01/2043	707	708
3.000%, 01/01/2048	100	100
3.000%, 03/01/2049	100	100
3.000%, 04/01/2049	2,000	1,992
2.375%, 01/13/2022	1,090	1,093
1.250%, 10/02/2019	70	69
FHLMC Multifamily Structured Pass Through Certificates, Ser KF57, Cl A
3.030%, VAR LIBOR USD 1 Month+0.540%, 12/25/2028	60	60
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	366	363
FNMA
4.500%, 09/01/2057	271	287
4.000%, 02/01/2056	78	80
4.000%, 06/01/2057	87	90
3.830%, 01/01/2029	490	524
3.500%, 10/01/2047	1,368	1,390
3.500%, 06/01/2048	769	781
3.500%, 07/01/2048	497	504
3.500%, 02/01/2049	100	102

New Covenant Funds / Quarterly Report / March 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%, 12/01/2037	$91	$91
3.000%, 03/01/2046	1,381	1,381
3.000%, 05/01/2046	87	87
3.000%, 07/01/2046	158	158
3.000%, 10/01/2046	240	240
3.000%, 11/01/2046	1,996	1,989
3.000%, 09/01/2047	379	378
3.000%, 03/01/2049	1	1
2.899%, 10/09/2019 (C)	1,190	1,175
FNMA, Ser M1, Cl A2
3.555%, 09/25/2028 (A)	270	282
Tennessee Valley Authority
3.875%, 02/15/2021	790	811

Total U.S. Government Agency Obligations (Cost $21,442) ($ Thousands)		21,714

SOVEREIGN DEBT — 3.1%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	485
Colombia Government International Bond
5.625%, 02/26/2044	280	316
5.200%, 05/15/2049	310	333
4.500%, 03/15/2029	200	211
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	200	213
3.850%, 07/18/2027 (B)	200	200
3.750%, 04/25/2022	370	374
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	214
Mexico Government International Bond
4.000%, 10/02/2023	610	627
3.600%, 01/30/2025	380	380
Panama Government International Bond
6.700%, 01/26/2036	190	248
Peruvian Government International Bond
6.550%, 03/14/2037	250	336
5.625%, 11/18/2050	310	398
Poland Government International Bond
5.125%, 04/21/2021	440	461
4.000%, 01/22/2024	450	470
Province of Ontario Canada
4.400%, 04/14/2020	840	856
Province of Quebec Canada
2.625%, 02/13/2023	500	502
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,213
Qatar Government International Bond
3.250%, 06/02/2026	370	367

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	$185	$206
5.875%, 09/16/2043	400	447
5.625%, 04/04/2042	400	433
Uruguay Government International Bond
4.375%, 01/23/2031	390	408

Total Sovereign Debt (Cost $9,483) ($ Thousands)		9,698

FOREIGN BONDS — 2.2%

Allergan Funding SCS
3.800%, 03/15/2025	100	101
3.450%, 03/15/2022	120	121
Banco Santander
3.125%, 02/23/2023	200	198
2.500%, 12/15/2020 (B)	240	237
Barclays Bank
10.179%, 06/12/2021 (B)	370	419
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BP Capital Markets America
3.561%, 11/01/2021	230	235
CNOOC Finance
3.500%, 05/05/2025	330	334
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	515
Credit Suisse NY MTN
2.300%, 05/28/2019	310	310
Ecopetrol
5.375%, 06/26/2026	140	151
HSBC Holdings PLC
4.250%, 08/18/2025	230	235
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	200	193
3.125%, 07/14/2022 (B)	200	195
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	109
OCP
4.500%, 10/22/2025 (B)	400	396
Petrobras Global Finance BV
6.850%, 06/05/2115	150	145
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	411
Petroleos Mexicanos
4.875%, 01/18/2024	190	187
Shell International Finance
4.375%, 03/25/2020	130	132
Shell International Finance BV
3.250%, 05/11/2025	150	153

18	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
2.875%, 05/10/2026	$40	$40
2.250%, 11/10/2020	360	358
1.750%, 09/12/2021	690	674
Telefonica Emisiones SAU
5.134%, 04/27/2020	80	82
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	1,056	1,007
Vale Overseas
6.875%, 11/21/2036	48	55
4.375%, 01/11/2022	8	8

Total Foreign Bonds (Cost $6,972) ($ Thousands)		7,011

MUNICIPAL BONDS — 0.9%
Florida — 0.3%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	420	421
State Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	535	535

		956

New York — 0.2%
New York State, Urban Development, RB
3.350%, 03/15/2026	665	683

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin — 0.4%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	$970	$1,088

Total Municipal Bonds (Cost $2,719) ($ Thousands)		2,727

COMMERCIAL PAPER — 0.4%
Mitsubishi UFJ Trust
2.587%, 05/30/2019 (C)	600	598
Standard Chartered Bank
2.592%, 07/24/2019 (C)	560	555

Total Commercial Paper (Cost $1,153) ($ Thousands)		1,153

	Shares

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	10,815,829	10,816

Total Cash Equivalent (Cost $10,816) ($ Thousands)		10,816

Total Investments in Securities — 106.7% (Cost $333,373) ($ Thousands)		$335,146

	Contracts

WRITTEN OPTIONS* — 0.0%

Total Written Options(D) (Premiums Received $20) ($ Thousands)	(73)	$(54)

A list of open option contracts held by the Fund at March 31, 2019 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS — 0.0%

Call Options
May 2019, U.S. 5 Year Future Option*	(29)	$(3,359)	$115.00	04/20/19	$(26)
May 2019, U.S. 5 Year Future Option*	(29)	(3,359)	115.25	04/20/19	(20)
May 2019, U.S. 5 Year Future Option*	(15)	(1,737)	115.50	04/20/19	(8)

		(8,455)			(54)

Total Written Options		$(8,455)			$(54)

New Covenant Funds / Quarterly Report / March 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2019 are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

90-Day Euro$	169	Dec-2019	$41,098	$41,223	$125

90-Day Euro$	117	Jun-2020	28,451	28,599	148

U.S. 10-Year Treasury Note	(317)	Jun-2019	(38,811)	(39,377)	(566)

U.S. 2-Year Treasury Note	30	Jul-2019	6,369	6,393	24

U.S. 5-Year Treasury Note	327	Jul-2019	37,532	37,875	343

U.S. Long Treasury Bond	(121)	Jun-2019	(17,606)	(18,108)	(502)

U.S. Ultra Long Treasury Bond	56	Jun-2019	9,068	9,408	340

Ultra 10-Year U.S. Treasury Note	24	Jun-2019	3,126	3,187	61

			$69,227	$69,200	$(27)

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $314,188 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

†	Investment in Affiliated Security

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $52,498 ($ Thousands), representing 16.7% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AGM — Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$116,688	$–	$116,688
Corporate Obligations	–	98,599	–	98,599
U.S. Treasury Obligations	–	33,569	–	33,569
Asset-Backed Securities	–	33,171	–	33,171
U.S. Government Agency Obligations	–	21,714	–	21,714
Sovereign Debt	–	9,698	–	9,698
Foreign Bonds	–	7,011	–	7,011
Municipal Bonds	–	2,727	–	2,727
Commercial Paper	–	1,153	–	1,153
Cash Equivalent	10,816	–	–	10,816

Total Investments in Securities	$10,816	$324,330	$–	$335,146

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(54)	$—	$—	$(54)
Futures Contracts *
Unrealized Appreciation	1,041	—	—	1,041
Unrealized Depreciation	(1,068)	—	—	(1,068)

Total Other Financial Instruments	$(81)	$—	$—	$(81)

*Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

20	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Income Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Value 3/31/19	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 5,833	$ 141,954	$(136,971)	$ 10,816	10,815,829	$ 83	$ -

New Covenant Funds / Quarterly Report / March 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.0%

Equity Fund — 60.5%
New Covenant Growth Fund †	4,267,136	$177,086

Total Equity Fund (Cost $114,626) ($ Thousands)		177,086

Fixed Income Fund — 38.5%
New Covenant Income Fund †	4,888,421	112,923

Total Fixed Income Fund (Cost $111,961) ($ Thousands)		112,923

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	2,848,163	2,848

Total Cash Equivalent (Cost $2,848) ($ Thousands)		2,848

Total Investments in Securities — 100.0% (Cost $229,435) ($ Thousands)		$292,857

Percentages are based on Net Assets of $292,757 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2019.

†	Investment in Affiliated Security

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 6/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 3/31/19	Shares	Dividend Income	Capital Gains
New Covenant Growth Fund	$ 172,416	$ 27,462	$ (17,674)	$ 969	$ (6,087)	$ 177,086	4,267,136	$ 1,785	$ 10,317
New Covenant Income Fund	114,510	13,543	(17,395)	(737)	3,002	112,923	4,888,421	2,037	—
SEI Daily Income Trust, Government Fund, Cl F	3,325	27,645	(28,122)	—	—	2,848	2,848,163	43	—

Totals	$ 290,251	$ 68,650	$ (63,191)	$ 232	$ (3,085)	$ 292,857	12,003,720	$ 3,865	$ 10,317

22	New Covenant Funds / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.9%

Fixed Income Fund — 63.2%
New Covenant Income Fund †	2,104,474	$48,613

Total Fixed Income Fund (Cost $48,568) ($ Thousands)		48,613

Equity Fund — 35.7%
New Covenant Growth Fund †	663,005	27,515

Total Equity Fund (Cost $15,510) ($ Thousands)		27,515

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	754,926	755

Total Cash Equivalent (Cost $755) ($ Thousands)		755

Total Investments in Securities — 99.9% (Cost $64,833) ($ Thousands)		$76,883

Percentages are based on Net Assets of $76,941 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2019.

†	Investment in Affiliated Security

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 6/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 3/31/19	Shares	Dividend Income	Capital Gains
New Covenant Growth Fund	$ 27,004	$ 3,903	$ (2,624)	$ 565	$ (1,333)	$ 27,515	663,005	$ 276	$ 1,584
New Covenant Income Fund	49,339	1,723	(3,436)	(283)	1,270	48,613	2,104,474	874	—
SEI Daily Income Trust, Government Fund, Cl F	888	7,389	(7,522)	—	—	755	754,926	10	—

Totals	$ 77,231	$ 13,015	$ (13,582)	$ 282	$ (63)	$ 76,883	3,522,405	$ 1,160	$ 1,584

New Covenant Funds / Quarterly Report / March 31, 2019	23